Annual Report
September 30, 2023
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
Trust Overview

INVESTMENT OBJECTIVE
SPDR S&P 500® ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).
INVESTMENT STRATEGY
The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.
PERFORMANCE OVERVIEW
The Trust ended its fiscal year on September 30, 2023, with a 12-month total return of 21.45% based on net asset value (“NAV”), as compared to the Index return of 21.62%.
The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500® ETF Trust
Annual Report
September 30, 2023

SPDR S&P 500® ETF Trust
Schedule of Investments
September 30, 2023

Common Stocks	Shares	Value
3M Co.	6,216,996	$ 582,035,166
A O Smith Corp.	1,400,677	92,626,770
Abbott Laboratories	19,509,480	1,889,493,138
AbbVie, Inc.	19,842,798	2,957,767,470
Accenture PLC Class A	7,091,528	2,177,879,164
Activision Blizzard, Inc.	8,023,871	751,275,042
Adobe, Inc. (a)	5,124,204	2,612,831,620
Advanced Micro Devices, Inc. (a)	18,165,814	1,867,808,995
AES Corp.	7,525,626	114,389,515
Aflac, Inc.	6,077,315	466,433,926
Agilent Technologies, Inc.	3,329,699	372,326,942
Air Products & Chemicals, Inc.	2,495,158	707,127,777
Airbnb, Inc. Class A (a)	4,792,993	657,646,570
Akamai Technologies, Inc. (a)	1,715,669	182,787,375
Alaska Air Group, Inc. (a)	1,390,480	51,558,998
Albemarle Corp.	1,317,826	224,083,133
Alexandria Real Estate Equities, Inc. REIT	1,750,937	175,268,794
Align Technology, Inc. (a)	802,034	244,877,021
Allegion PLC	995,731	103,755,170
Alliant Energy Corp.	2,828,801	137,055,408
Allstate Corp.	2,940,440	327,594,420
Alphabet, Inc. Class A (a)	66,689,982	8,727,051,045
Alphabet, Inc. Class C (a)	56,737,704	7,480,866,272
Altria Group, Inc.	19,950,478	838,917,600
Amazon.com, Inc. (a)	102,059,546	12,973,809,488
Amcor PLC	16,542,440	151,528,750
Ameren Corp.	2,908,576	217,648,742
American Airlines Group, Inc. (a)	7,330,973	93,909,764
American Electric Power Co., Inc.	5,779,867	434,761,596
American Express Co.	6,540,778	975,818,670
American International Group, Inc.	8,003,228	484,995,617
American Tower Corp. REIT	5,237,460	861,300,297
American Water Works Co., Inc.	2,174,505	269,268,954
Common Stocks	Shares	Value
Ameriprise Financial, Inc.	1,153,770	$ 380,374,894
AMETEK, Inc.	2,587,630	382,348,209
Amgen, Inc.	6,015,990	1,616,857,472
Amphenol Corp. Class A	6,694,575	562,277,354
Analog Devices, Inc.	5,637,002	986,982,680
ANSYS, Inc. (a)	975,915	290,383,508
Aon PLC Class A	2,280,854	739,498,484
APA Corp.	3,479,087	142,990,476
Apple, Inc.	165,192,563	28,282,618,711
Applied Materials, Inc.	9,440,529	1,307,041,240
Aptiv PLC (a)	3,179,515	313,468,384
Arch Capital Group Ltd. (a)	4,161,346	331,700,890
Archer-Daniels-Midland Co.	6,027,134	454,566,446
Arista Networks, Inc. (a)	2,819,063	518,510,258
Arthur J Gallagher & Co.	2,416,361	550,761,163
Assurant, Inc.	597,166	85,741,094
AT&T, Inc.	80,309,898	1,206,254,668
Atmos Energy Corp.	1,668,898	176,786,365
Autodesk, Inc. (a)	2,402,703	497,143,278
Automatic Data Processing, Inc.	4,631,704	1,114,295,348
AutoZone, Inc. (a)	204,188	518,635,478
AvalonBay Communities, Inc. REIT	1,573,882	270,298,495
Avery Dennison Corp.	906,003	165,499,568
Axon Enterprise, Inc. (a)	791,820	157,564,262
Baker Hughes Co.	11,265,321	397,891,138
Ball Corp.	3,523,057	175,377,777
Bank of America Corp.	77,721,248	2,128,007,770
Bank of New York Mellon Corp.	8,755,210	373,409,706
Bath & Body Works, Inc.	2,556,249	86,401,216
Baxter International, Inc.	5,686,172	214,596,131
Becton Dickinson & Co.	3,261,273	843,136,909
Berkshire Hathaway, Inc. Class B (a)	20,502,126	7,181,894,738
Best Buy Co., Inc.	2,183,119	151,661,277
Biogen, Inc. (a)	1,624,717	417,568,516
Bio-Rad Laboratories, Inc. Class A (a)	234,719	84,135,026
Bio-Techne Corp.	1,772,211	120,634,403

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stocks	Shares	Value
BlackRock, Inc.	1,577,590	$ 1,019,896,159
Blackstone, Inc.	7,979,182	854,889,559
Boeing Co. (a)	6,378,970	1,222,720,970
Booking Holdings, Inc. (a)	401,137	1,237,086,451
BorgWarner, Inc.	2,672,316	107,881,397
Boston Properties, Inc. REIT	1,578,121	93,866,637
Boston Scientific Corp. (a)	16,460,885	869,134,728
Bristol-Myers Squibb Co.	23,486,112	1,363,133,940
Broadcom, Inc.	4,639,325	3,853,330,558
Broadridge Financial Solutions, Inc.	1,323,557	236,982,881
Brown & Brown, Inc.	2,648,357	184,961,253
Brown-Forman Corp. Class B	2,028,982	117,051,972
Bunge Ltd.	1,691,739	183,130,747
Cadence Design Systems, Inc. (a)	3,055,756	715,963,631
Caesars Entertainment, Inc. (a)	2,383,285	110,465,260
Camden Property Trust REIT	1,200,159	113,511,038
Campbell Soup Co.	2,211,800	90,860,744
Capital One Financial Corp.	4,287,612	416,112,745
Cardinal Health, Inc.	2,862,058	248,483,876
CarMax, Inc. (a)	1,778,581	125,799,034
Carnival Corp. (a)	11,291,595	154,920,683
Carrier Global Corp.	9,434,511	520,785,007
Catalent, Inc. (a)	2,028,840	92,373,085
Caterpillar, Inc.	5,734,983	1,565,650,359
Cboe Global Markets, Inc.	1,184,329	185,004,033
CBRE Group, Inc. Class A (a)	3,483,212	257,270,038
CDW Corp.	1,507,152	304,082,988
Celanese Corp.	1,117,184	140,228,936
Cencora, Inc.	1,874,154	337,291,495
Centene Corp. (a)	6,087,497	419,306,793
CenterPoint Energy, Inc.	7,092,699	190,438,968
Common Stocks	Shares	Value
Ceridian HCM Holding, Inc. (a)	1,717,286	$ 116,517,855
CF Industries Holdings, Inc.	2,169,254	185,991,838
CH Robinson Worldwide, Inc.	1,308,719	112,719,967
Charles River Laboratories International, Inc. (a)	572,850	112,267,143
Charles Schwab Corp.	16,717,006	917,763,629
Charter Communications, Inc. Class A (a)	1,144,463	503,357,717
Chevron Corp.	19,946,705	3,363,413,397
Chipotle Mexican Grill, Inc. (a)	309,988	567,845,318
Chubb Ltd.	4,617,507	961,272,607
Church & Dwight Co., Inc.	2,747,772	251,778,348
Cigna Group	3,327,465	951,887,913
Cincinnati Financial Corp.	1,763,263	180,364,172
Cintas Corp.	972,728	467,891,895
Cisco Systems, Inc.	45,812,345	2,462,871,667
Citigroup, Inc.	21,649,194	890,431,349
Citizens Financial Group, Inc.	5,309,751	142,301,327
Clorox Co.	1,391,984	182,433,423
CME Group, Inc.	4,046,539	810,198,039
CMS Energy Corp.	3,281,059	174,257,043
Coca-Cola Co.	43,753,746	2,449,334,701
Cognizant Technology Solutions Corp. Class A	5,677,655	384,604,350
Colgate-Palmolive Co.	9,293,625	660,869,674
Comcast Corp. Class A	46,269,490	2,051,589,187
Comerica, Inc.	1,475,288	61,298,216
Conagra Brands, Inc.	5,333,936	146,256,525
ConocoPhillips	13,462,462	1,612,802,948
Consolidated Edison, Inc.	3,877,639	331,654,464
Constellation Brands, Inc. Class A	1,813,502	455,787,458
Constellation Energy Corp.	3,615,295	394,356,379

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stocks	Shares	Value
Cooper Cos., Inc.	555,785	$ 176,745,188
Copart, Inc. (a)	9,769,027	420,947,373
Corning, Inc.	8,577,253	261,348,899
Corteva, Inc.	7,979,326	408,222,318
CoStar Group, Inc. (a)	4,575,055	351,775,979
Costco Wholesale Corp.	4,981,740	2,814,483,830
Coterra Energy, Inc.	8,543,460	231,100,593
Crown Castle, Inc. REIT	4,870,707	448,251,165
CSX Corp.	22,555,693	693,587,560
Cummins, Inc.	1,591,890	363,683,189
CVS Health Corp.	14,439,654	1,008,176,642
Danaher Corp.	7,387,807	1,832,914,917
Darden Restaurants, Inc.	1,358,980	194,633,116
DaVita, Inc. (a)	605,379	57,226,477
Deere & Co.	3,065,384	1,156,814,614
Delta Air Lines, Inc.	7,224,628	267,311,236
DENTSPLY SIRONA, Inc.	2,379,826	81,294,856
Devon Energy Corp.	7,201,767	343,524,286
Dexcom, Inc. (a)	4,345,210	405,408,093
Diamondback Energy, Inc.	2,010,148	311,331,722
Digital Realty Trust, Inc. REIT	3,403,167	411,851,270
Discover Financial Services	2,810,140	243,442,428
Dollar General Corp.	2,471,243	261,457,509
Dollar Tree, Inc. (a)	2,342,273	249,334,961
Dominion Energy, Inc.	9,388,275	419,374,244
Domino's Pizza, Inc.	394,551	149,451,973
Dover Corp.	1,578,074	220,157,104
Dow, Inc.	7,915,072	408,101,112
DR Horton, Inc.	3,422,914	367,860,568
DTE Energy Co.	2,324,997	230,825,702
Duke Energy Corp.	8,662,498	764,552,073
DuPont de Nemours, Inc.	5,161,514	384,997,329
DXC Technology Co. (a)	2,306,602	48,046,520
Eastman Chemical Co.	1,348,721	103,473,875
Eaton Corp. PLC	4,480,750	955,654,360
eBay, Inc.	5,982,444	263,765,956
Ecolab, Inc.	2,852,021	483,132,357
Edison International	4,295,958	271,891,182
Common Stocks	Shares	Value
Edwards Lifesciences Corp. (a)	6,838,212	$ 473,751,327
Electronic Arts, Inc.	2,771,784	333,722,794
Elevance Health, Inc.	2,649,114	1,153,477,218
Eli Lilly & Co.	8,964,572	4,815,140,558
Emerson Electric Co.	6,437,092	621,629,974
Enphase Energy, Inc. (a)	1,531,252	183,979,928
Entergy Corp.	2,385,161	220,627,392
EOG Resources, Inc.	6,545,784	829,743,580
EPAM Systems, Inc. (a)	642,914	164,386,681
EQT Corp.	4,091,423	166,029,945
Equifax, Inc.	1,377,330	252,299,309
Equinix, Inc. REIT	1,052,027	764,045,129
Equity Residential REIT	3,838,386	225,351,642
Essex Property Trust, Inc. REIT	721,103	152,938,735
Estee Lauder Cos., Inc. Class A	2,610,247	377,311,204
Etsy, Inc. (a)	1,382,866	89,305,486
Everest Group Ltd.	483,827	179,823,981
Evergy, Inc.	2,586,316	131,126,221
Eversource Energy	3,924,281	228,196,940
Exelon Corp.	11,196,230	423,105,532
Expedia Group, Inc. (a)	1,549,656	159,723,044
Expeditors International of Washington, Inc.	1,662,673	190,592,206
Extra Space Storage, Inc. REIT	2,381,121	289,496,691
Exxon Mobil Corp.	45,004,743	5,291,657,682
F5, Inc. (a)	666,495	107,399,004
FactSet Research Systems, Inc.	431,146	188,522,900
Fair Isaac Corp. (a)	279,515	242,767,163
Fastenal Co.	6,431,505	351,417,433
Federal Realty Investment Trust REIT	822,850	74,574,896
FedEx Corp.	2,601,545	689,201,301
Fidelity National Information Services, Inc.	6,674,463	368,897,570
Fifth Third Bancorp	7,654,753	193,894,893
First Solar, Inc. (a)	1,201,315	194,120,491
FirstEnergy Corp.	5,801,402	198,291,920

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stocks	Shares	Value
Fiserv, Inc. (a)	6,853,194	$ 774,136,794
FleetCor Technologies, Inc. (a)	829,726	211,862,237
FMC Corp.	1,411,772	94,546,371
Ford Motor Co.	44,259,791	549,706,604
Fortinet, Inc. (a)	7,293,253	427,968,086
Fortive Corp.	3,956,972	293,449,044
Fox Corp. Class A	2,852,050	88,983,960
Fox Corp. Class B	1,482,925	42,826,874
Franklin Resources, Inc.	3,212,912	78,973,377
Freeport-McMoRan, Inc.	16,103,467	600,498,284
Garmin Ltd.	1,729,222	181,914,154
Gartner, Inc. (a)	886,815	304,718,502
GE HealthCare Technologies, Inc.	4,406,824	299,840,305
Gen Digital, Inc.	6,325,986	111,843,432
Generac Holdings, Inc. (a)	700,986	76,379,435
General Dynamics Corp.	2,535,909	560,359,812
General Electric Co.	12,235,692	1,352,655,751
General Mills, Inc.	6,578,803	420,977,604
General Motors Co.	15,468,226	509,987,411
Genuine Parts Co.	1,578,595	227,917,546
Gilead Sciences, Inc.	14,008,058	1,049,763,867
Global Payments, Inc.	2,923,078	337,293,970
Globe Life, Inc.	977,757	106,311,519
Goldman Sachs Group, Inc.	3,706,214	1,199,219,664
Halliburton Co.	10,101,523	409,111,681
Hartford Financial Services Group, Inc.	3,438,183	243,801,557
Hasbro, Inc.	1,429,871	94,571,668
HCA Healthcare, Inc.	2,262,879	556,622,976
Healthpeak Properties, Inc. REIT	6,160,217	113,101,584
Henry Schein, Inc. (a)	1,468,210	109,014,593
Hershey Co.	1,684,668	337,068,373
Hess Corp.	3,106,636	475,315,308
Hewlett Packard Enterprise Co.	14,505,852	251,966,649
Hilton Worldwide Holdings, Inc.	2,939,752	441,491,955
Hologic, Inc. (a)	2,753,850	191,117,190
Common Stocks	Shares	Value
Home Depot, Inc.	11,302,855	$ 3,415,270,667
Honeywell International, Inc.	7,464,470	1,378,986,188
Hormel Foods Corp.	3,244,431	123,385,711
Host Hotels & Resorts, Inc. REIT	8,055,080	129,445,136
Howmet Aerospace, Inc.	4,402,528	203,616,920
HP, Inc.	9,738,049	250,267,859
Humana, Inc.	1,393,155	677,797,771
Huntington Bancshares, Inc.	16,090,965	167,346,036
Huntington Ingalls Industries, Inc.	445,902	91,222,631
IDEX Corp.	844,007	175,570,336
IDEXX Laboratories, Inc. (a)	933,280	408,095,346
Illinois Tool Works, Inc.	3,093,813	712,536,072
Illumina, Inc. (a)	1,769,530	242,921,078
Incyte Corp. (a)	2,089,125	120,688,751
Ingersoll Rand, Inc.	4,561,676	290,669,995
Insulet Corp. (a)	784,159	125,065,519
Intel Corp.	47,052,295	1,672,709,087
Intercontinental Exchange, Inc. (b)	6,433,366	707,798,927
International Business Machines Corp.	10,243,481	1,437,160,384
International Flavors & Fragrances, Inc.	2,868,041	195,514,355
International Paper Co.	3,912,397	138,772,722
Interpublic Group of Cos., Inc.	4,370,220	125,250,505
Intuit, Inc.	3,148,248	1,608,565,833
Intuitive Surgical, Inc. (a)	3,948,019	1,153,966,474
Invesco Ltd.	5,096,415	73,999,946
Invitation Homes, Inc. REIT	6,497,008	205,890,184
IQVIA Holdings, Inc. (a)	2,058,789	405,066,736
Iron Mountain, Inc. REIT	3,275,164	194,708,500
J M Smucker Co.	1,148,024	141,103,630
Jack Henry & Associates, Inc.	819,436	123,849,557
Jacobs Solutions, Inc.	1,415,689	193,241,549

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stocks	Shares	Value
JB Hunt Transport Services, Inc.	918,090	$ 173,078,327
Johnson & Johnson	27,071,116	4,216,326,317
Johnson Controls International PLC	7,648,100	406,955,401
JPMorgan Chase & Co.	32,670,928	4,737,937,979
Juniper Networks, Inc.	3,609,753	100,315,036
Kellogg Co.	2,963,674	176,368,240
Kenvue, Inc.	19,386,515	389,281,221
Keurig Dr Pepper, Inc.	11,309,929	357,054,459
KeyCorp	10,515,333	113,144,983
Keysight Technologies, Inc. (a)	2,004,936	265,273,082
Kimberly-Clark Corp.	3,802,649	459,550,132
Kimco Realty Corp. REIT	6,874,505	120,922,543
Kinder Morgan, Inc.	21,792,843	361,325,337
KLA Corp.	1,536,905	704,916,847
Kraft Heinz Co.	8,929,058	300,373,511
Kroger Co.	7,331,971	328,105,702
L3Harris Technologies, Inc.	2,126,021	370,182,777
Laboratory Corp. of America Holdings	996,904	200,427,549
Lam Research Corp.	1,498,465	939,192,908
Lamb Weston Holdings, Inc.	1,610,590	148,915,151
Las Vegas Sands Corp.	3,682,776	168,818,452
Leidos Holdings, Inc.	1,529,422	140,951,532
Lennar Corp. Class A	2,838,906	318,610,420
Linde PLC	5,485,503	2,042,527,042
Live Nation Entertainment, Inc. (a)	1,591,995	132,199,265
LKQ Corp.	3,007,845	148,918,406
Lockheed Martin Corp.	2,519,631	1,030,428,294
Loews Corp.	2,078,914	131,616,045
Lowe's Cos., Inc.	6,587,510	1,369,148,078
LyondellBasell Industries NV Class A	2,852,968	270,176,070
M&T Bank Corp.	1,870,136	236,478,697
Marathon Oil Corp.	6,809,162	182,145,084
Marathon Petroleum Corp.	4,495,297	680,318,248
Common Stocks	Shares	Value
MarketAxess Holdings, Inc.	421,660	$ 90,083,442
Marriott International, Inc. Class A	2,816,397	553,590,994
Marsh & McLennan Cos., Inc.	5,553,289	1,056,790,897
Martin Marietta Materials, Inc.	694,953	285,264,307
Masco Corp.	2,528,406	135,143,301
Mastercard, Inc. Class A	9,353,866	3,703,289,088
Match Group, Inc. (a)	3,149,011	123,362,506
McCormick & Co., Inc.	2,818,852	213,217,965
McDonald's Corp.	8,192,727	2,158,292,001
McKesson Corp.	1,516,498	659,449,155
Medtronic PLC	14,962,834	1,172,487,672
Merck & Co., Inc.	28,526,985	2,936,853,106
Meta Platforms, Inc. Class A (a)	24,986,558	7,501,214,577
MetLife, Inc.	7,101,897	446,780,340
Mettler-Toledo International, Inc. (a)	245,837	272,404,605
MGM Resorts International (a)	3,155,876	116,010,002
Microchip Technology, Inc.	6,119,701	477,642,663
Micron Technology, Inc.	12,294,092	836,367,079
Microsoft Corp.	83,514,381	26,369,665,801
Mid-America Apartment Communities, Inc. REIT	1,301,060	167,381,369
Moderna, Inc. (a)	3,716,505	383,877,801
Mohawk Industries, Inc. (a)	575,653	49,396,784
Molina Healthcare, Inc. (a)	652,100	213,817,069
Molson Coors Beverage Co. Class B	2,104,682	133,836,728
Mondelez International, Inc. Class A	15,294,244	1,061,420,534
Monolithic Power Systems, Inc.	536,907	248,051,034
Monster Beverage Corp. (a)	8,361,120	442,721,304
Moody's Corp.	1,768,729	559,219,048

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stocks	Shares	Value
Morgan Stanley	14,343,242	$ 1,171,412,574
Mosaic Co.	3,735,799	132,994,444
Motorola Solutions, Inc.	1,877,360	511,092,486
MSCI, Inc.	889,087	456,172,758
Nasdaq, Inc.	3,800,510	184,666,781
NetApp, Inc.	2,369,894	179,827,557
Netflix, Inc. (a)	4,981,717	1,881,096,339
Newmont Corp.	8,942,411	330,422,086
News Corp. Class A	4,282,507	85,907,090
News Corp. Class B	1,298,413	27,097,879
NextEra Energy, Inc.	22,750,894	1,303,398,717
NIKE, Inc. Class B	13,772,372	1,316,914,211
NiSource, Inc.	4,535,733	111,941,890
Nordson Corp.	604,760	134,964,289
Norfolk Southern Corp.	2,552,141	502,593,127
Northern Trust Corp.	2,326,798	161,665,925
Northrop Grumman Corp.	1,599,081	703,899,465
Norwegian Cruise Line Holdings Ltd. (a)	4,649,810	76,628,869
NRG Energy, Inc.	2,575,707	99,216,234
Nucor Corp.	2,796,285	437,199,160
NVIDIA Corp.	27,764,031	12,077,075,845
NVR, Inc. (a)	36,725	219,002,193
NXP Semiconductors NV	2,898,085	579,385,153
Occidental Petroleum Corp.	7,459,108	483,946,927
Old Dominion Freight Line, Inc.	1,007,219	412,093,582
Omnicom Group, Inc.	2,220,933	165,415,090
ON Semiconductor Corp. (a)	4,855,554	451,323,744
ONEOK, Inc.	6,544,317	415,106,027
Oracle Corp.	17,698,306	1,874,604,572
O'Reilly Automotive, Inc. (a)	679,120	617,225,003
Organon & Co.	2,831,036	49,146,785
Otis Worldwide Corp.	4,628,988	371,754,026
PACCAR, Inc.	5,868,435	498,934,301
Packaging Corp. of America	1,013,553	155,631,063
Palo Alto Networks, Inc. (a)	3,438,529	806,128,739
Common Stocks	Shares	Value
Paramount Global Class B	5,421,339	$ 69,935,273
Parker-Hannifin Corp.	1,444,913	562,822,512
Paychex, Inc.	3,608,208	416,134,629
Paycom Software, Inc.	546,813	141,772,207
PayPal Holdings, Inc. (a)	12,344,418	721,654,676
Pentair PLC	1,840,935	119,200,541
PepsiCo, Inc.	15,475,648	2,622,193,797
Pfizer, Inc.	63,472,759	2,105,391,416
PG&E Corp. (a)	23,510,008	379,216,429
Philip Morris International, Inc.	17,449,169	1,615,444,066
Phillips 66	5,006,108	601,483,876
Pinnacle West Capital Corp.	1,260,105	92,844,536
Pioneer Natural Resources Co.	2,621,253	601,708,626
PNC Financial Services Group, Inc.	4,477,381	549,688,065
Pool Corp.	439,002	156,328,612
PPG Industries, Inc.	2,634,944	342,015,731
PPL Corp.	8,244,393	194,237,899
Principal Financial Group, Inc.	2,499,913	180,168,730
Procter & Gamble Co.	26,501,055	3,865,443,882
Progressive Corp.	6,581,286	916,773,140
Prologis, Inc. REIT	10,383,725	1,165,157,782
Prudential Financial, Inc.	4,080,981	387,244,287
PTC, Inc. (a)	1,336,134	189,303,465
Public Service Enterprise Group, Inc.	5,613,391	319,458,082
Public Storage REIT	1,780,909	469,305,140
PulteGroup, Inc.	2,466,791	182,665,874
Qorvo, Inc. (a)	1,100,620	105,076,191
QUALCOMM, Inc.	12,544,381	1,393,178,954
Quanta Services, Inc.	1,632,244	305,343,885
Quest Diagnostics, Inc.	1,250,669	152,406,524
Ralph Lauren Corp.	461,547	53,580,991
Raymond James Financial, Inc.	2,113,138	212,222,449
Realty Income Corp. REIT	7,968,106	397,927,214

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stocks	Shares	Value
Regency Centers Corp. REIT	1,847,402	$ 109,809,575
Regeneron Pharmaceuticals, Inc. (a)	1,199,811	987,396,461
Regions Financial Corp.	10,552,247	181,498,648
Republic Services, Inc.	2,302,458	328,123,290
ResMed, Inc.	1,648,242	243,725,545
Revvity, Inc.	1,395,638	154,497,127
Robert Half, Inc.	1,204,018	88,230,439
Rockwell Automation, Inc.	1,287,941	368,183,694
Rollins, Inc.	3,148,338	117,527,458
Roper Technologies, Inc.	1,192,795	577,646,763
Ross Stores, Inc.	3,829,986	432,596,919
Royal Caribbean Cruises Ltd. (a)	2,649,525	244,127,233
RTX Corp.	16,363,079	1,177,650,796
S&P Global, Inc.	3,657,987	1,336,665,030
Salesforce, Inc. (a)	10,949,842	2,220,408,961
SBA Communications Corp. REIT	1,216,053	243,417,329
Schlumberger NV	15,974,819	931,331,948
Seagate Technology Holdings PLC	2,186,821	144,220,845
Sealed Air Corp.	1,622,972	53,330,860
Sempra	7,071,606	481,081,356
ServiceNow, Inc. (a)	2,293,234	1,281,826,077
Sherwin-Williams Co.	2,657,032	677,676,012
Simon Property Group, Inc. REIT	3,683,431	397,921,051
Skyworks Solutions, Inc.	1,796,722	177,138,822
Snap-on, Inc.	598,837	152,739,365
SolarEdge Technologies, Inc. (a)	629,895	81,577,701
Southern Co.	12,245,693	792,541,251
Southwest Airlines Co.	6,679,701	180,819,506
Stanley Black & Decker, Inc.	1,727,424	144,378,098
Starbucks Corp.	12,876,817	1,175,267,088
State Street Corp. (c)	3,581,968	239,848,577
Steel Dynamics, Inc.	1,750,658	187,705,551
STERIS PLC	1,108,911	243,317,252
Common Stocks	Shares	Value
Stryker Corp.	3,799,056	$ 1,038,168,033
Synchrony Financial	4,701,464	143,723,754
Synopsys, Inc. (a)	1,710,413	785,028,255
Sysco Corp.	5,678,393	375,057,858
T Rowe Price Group, Inc.	2,527,443	265,052,947
Take-Two Interactive Software, Inc. (a)	1,775,356	249,242,229
Tapestry, Inc.	2,605,989	74,922,184
Targa Resources Corp.	2,514,650	215,555,798
Target Corp.	5,177,101	572,432,058
TE Connectivity Ltd.	3,529,569	436,007,659
Teledyne Technologies, Inc. (a)	528,097	215,769,872
Teleflex, Inc.	528,528	103,808,184
Teradyne, Inc.	1,731,617	173,958,244
Tesla, Inc. (a)	31,043,610	7,767,732,094
Texas Instruments, Inc.	10,207,824	1,623,146,094
Textron, Inc.	2,226,827	174,004,262
Thermo Fisher Scientific, Inc.	4,338,668	2,196,103,582
TJX Cos., Inc.	12,919,810	1,148,312,713
T-Mobile U.S., Inc. (a)	5,819,526	815,024,616
Tractor Supply Co.	1,223,361	248,403,451
Trane Technologies PLC	2,567,800	521,032,298
TransDigm Group, Inc. (a)	620,488	523,152,047
Travelers Cos., Inc.	2,573,791	420,325,808
Trimble, Inc. (a)	2,792,976	150,429,687
Truist Financial Corp.	14,924,664	426,994,637
Tyler Technologies, Inc. (a)	468,464	180,892,689
Tyson Foods, Inc. Class A	3,217,361	162,444,557
U.S. Bancorp	17,503,960	578,680,918
UDR, Inc. REIT	3,441,763	122,767,686
Ulta Beauty, Inc. (a)	560,032	223,704,782
Union Pacific Corp.	6,851,422	1,395,155,062
United Airlines Holdings, Inc. (a)	3,676,955	155,535,197
United Parcel Service, Inc. Class B	8,131,173	1,267,405,936
United Rentals, Inc.	767,806	341,343,513
UnitedHealth Group, Inc.	10,413,873	5,250,570,628

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stocks	Shares	Value
Universal Health Services, Inc. Class B	698,648	$ 87,841,013
Valero Energy Corp.	3,969,972	562,584,732
Ventas, Inc. REIT	4,506,724	189,868,282
VeriSign, Inc. (a)	1,008,520	204,255,556
Verisk Analytics, Inc.	1,633,217	385,831,184
Verizon Communications, Inc.	47,262,573	1,531,779,991
Vertex Pharmaceuticals, Inc. (a)	2,896,310	1,007,162,839
VF Corp.	3,721,776	65,763,782
Viatris, Inc.	13,483,358	132,945,910
VICI Properties, Inc. REIT	11,310,273	329,128,944
Visa, Inc. Class A	18,063,669	4,154,824,507
Vulcan Materials Co.	1,495,102	302,040,506
W R Berkley Corp.	2,286,966	145,199,471
Walgreens Boots Alliance, Inc.	8,073,586	179,556,553
Walmart, Inc.	16,044,630	2,566,017,676
Walt Disney Co. (a)	20,581,807	1,668,155,457
Warner Bros Discovery, Inc. (a)	24,897,641	270,388,381
Waste Management, Inc.	4,143,873	631,692,000
Waters Corp. (a)	664,336	182,167,575
WEC Energy Group, Inc.	3,548,407	285,824,184
Wells Fargo & Co.	41,132,739	1,680,683,716
Welltower, Inc. REIT	5,831,428	477,710,582
West Pharmaceutical Services, Inc.	830,218	311,506,096
Western Digital Corp. (a)	3,597,409	164,149,773
Common Stocks	Shares	Value
Westinghouse Air Brake Technologies Corp.	2,013,530	$ 213,977,833
Westrock Co.	2,848,527	101,977,267
Weyerhaeuser Co. REIT	8,214,980	251,871,287
Whirlpool Corp.	610,668	81,646,312
Williams Cos., Inc.	13,659,230	460,179,459
Willis Towers Watson PLC	1,178,251	246,207,329
WW Grainger, Inc.	500,070	345,968,429
Wynn Resorts Ltd.	1,088,914	100,626,543
Xcel Energy, Inc.	6,156,201	352,257,821
Xylem, Inc.	2,683,573	244,285,650
Yum! Brands, Inc.	3,150,357	393,605,604
Zebra Technologies Corp. Class A (a)	580,490	137,303,300
Zimmer Biomet Holdings, Inc.	2,348,884	263,591,762
Zions Bancorp NA	1,689,368	58,942,050
Zoetis, Inc.	5,175,128	900,368,769
Total Common Stocks (Cost $467,601,685,458)		$403,907,885,747
(a)	Non-income producing security.
(b)	Affiliate of the PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Trust's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$403,907,885,747	$—	$—	$403,907,885,747
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2023

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2023 and for the year then ended are (Note 3):
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
Intercontinental Exchange, Inc.	6,118,547	$552,810,721	$ 761,055,631	$ 728,623,517	$ 8,820,304	$113,735,788	6,433,366	$707,798,927	$10,183,442
State Street Corp.	3,973,516	241,629,508	330,259,532	361,667,316	(11,221,583)	40,848,436	3,581,968	239,848,577	9,812,626
TOTAL		$794,440,229	$1,091,315,163	$1,090,290,833	$ (2,401,279)	$154,584,224		$947,647,504	$19,996,068
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Portfolio Statistics
September 30, 2023

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2023*
INDUSTRY	% OF NET ASSETS
Software	10.2%
Semiconductors & Semiconductor Equipment	7.4
Technology Hardware, Storage & Peripherals	7.2
Interactive Media & Services	5.9
Financial Services	4.4
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	4.1
Banks	3.8
Broadline Retail	3.3
Health Care Providers & Services	3.0
Health Care Equipment & Supplies	2.6
Automobiles	2.2
Insurance	2.2
Hotels, Restaurants & Leisure	2.1
Biotechnology	2.1
Specialty Retail	2.1
Capital Markets	2.1
Consumer Staples Distribution & Retail	1.8
Machinery	1.8
Chemicals	1.7
Beverages	1.6
Electric Utilities	1.6
Life Sciences Tools & Services	1.6
Aerospace & Defense	1.5
Household Products	1.3
Entertainment	1.3
IT Services	1.2
Specialized REITs	1.1
Food Products	1.0
Communications Equipment	0.9
Industrial Conglomerates	0.8
Ground Transportation	0.8
Media	0.8
Professional Services	0.7
Multi-Utilities	0.7
Diversified Telecommunication Services	0.7
Tobacco	0.6
Electrical Equipment	0.6
INDUSTRY	% OF NET ASSETS
Electronic Equipment, Instruments & Components	0.6%
Air Freight & Logistics	0.6
Commercial Services & Supplies	0.5
Building Products	0.4
Consumer Finance	0.4
Energy Equipment & Services	0.4
Metals & Mining	0.4
Textiles, Apparel & Luxury Goods	0.4
Household Durables	0.3
Residential REITs	0.3
Industrial REITs	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Health Care REITs	0.2
Personal Care Products	0.2
Passenger Airlines	0.2
Real Estate Management & Development	0.1
Construction Materials	0.1
Distributors	0.1
Automobile Components	0.1
Construction & Engineering	0.1
Water Utilities	0.1
Office REITs	0.1
Gas Utilities	0.0**
Hotel & Resort REITs	0.0**
Independent Power & Renewable Electricity Producers	0.0**
Leisure Equipment & Products	0.0**
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statement of Assets and Liabilities
September 30, 2023

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$402,960,238,243
Investments in affiliates of the Trustee and the Sponsor, at value	947,647,504
Total Investments	403,907,885,747
Cash	1,370,568,809
Receivable for units of fractional undivided interest (“Units”) issued in-kind	476,593
Dividends receivable — unaffiliated issuers (Note 2)	266,673,391
Dividends receivable — affiliated issuers (Note 2)	2,501,872
Receivable for foreign taxes recoverable	547,276
Total Assets	405,548,653,688
LIABILITIES
Accrued Trustee expense (Note 3)	35,273,956
Accrued marketing expense (Note 3)	34,796,254
Distribution payable	1,458,624,445
Accrued expenses and other liabilities	52,379,536
Total Liabilities	1,581,074,191
NET ASSETS	$403,967,579,497
NET ASSETS CONSIST OF:
Paid-in Capital (Note 4)	$487,707,477,985
Total distributable earnings (loss)	(83,739,898,488)
NET ASSETS	$403,967,579,497
NET ASSET VALUE PER UNIT	$ 427.31
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	945,382,116
COST OF INVESTMENTS:
Unaffiliated issuers	$466,442,977,884
Affiliates of the Trustee and the Sponsor (Note 3)	1,158,707,574
Total Cost of Investments	$467,601,685,458
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Operations

	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$ 6,311,737,018	$ 5,814,040,700	$ 5,063,477,430
Dividend income — affiliates of the Trustee and the Sponsor	19,996,068	18,096,796	15,321,426
Foreign taxes withheld	(1,679,078)	(1,312,601)	(484,053)
Total Investment Income	6,330,054,008	5,830,824,895	5,078,314,803
EXPENSES
Trustee expense (Note 3)	175,093,321	223,329,603	203,372,449
S&P license fee (Note 3)	115,509,122	117,918,485	105,207,778
Marketing expense (Note 3)	65,729,666	25,359,401	15,493,874
Legal and audit fees	588,706	441,522	616,921
Other expenses	5,042,924	2,504,225	4,823,485
Total Expenses	361,963,739	369,553,236	329,514,507
NET INVESTMENT INCOME (LOSS)	5,968,090,269	5,461,271,659	4,748,800,296
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,915,717,181)	(2,352,742,735)	(3,076,057,194)
Investments — affiliates of the Trustee and the Sponsor	(17,957,675)	—	(6,071,948)
In-kind redemptions — unaffiliated issuers	24,760,750,943	50,130,219,174	72,888,738,765
In-kind redemptions — affiliated issuers	15,556,396	87,262,145	114,827,869
Net realized gain (loss)	20,842,632,483	47,864,738,584	69,921,437,492
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	44,789,048,168	(113,100,095,302)	11,150,654,602
Investments — affiliates of the Trustee and the Sponsor	154,584,224	(331,704,873)	69,456,986
Net change in unrealized appreciation/depreciation	44,943,632,392	(113,431,800,175)	11,220,111,588
NET REALIZED AND UNREALIZED GAIN (LOSS)	65,786,264,875	(65,567,061,591)	81,141,549,080
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$71,754,355,144	$ (60,105,789,932)	$85,890,349,376
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Changes in Net Assets

	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,968,090,269	$ 5,461,271,659	$ 4,748,800,296
Net realized gain (loss)	20,842,632,483	47,864,738,584	69,921,437,492
Net change in unrealized appreciation/depreciation	44,943,632,392	(113,431,800,175)	11,220,111,588
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,754,355,144	(60,105,789,932)	85,890,349,376
NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	(13,333,359)	49,404,768	14,211,571
DISTRIBUTIONS TO UNITHOLDERS	(6,037,265,137)	(5,672,206,879)	(4,958,580,733)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	656,633,347,164	752,047,231,926	653,742,584,343
Cost of Units redeemed	(648,847,861,480)	(740,656,771,588)	(643,775,317,843)
Net income equalization (Note 2)	13,333,359	(49,404,768)	(14,211,571)
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	7,798,819,043	11,341,055,570	9,953,054,929
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	73,502,575,691	(54,387,536,473)	90,899,035,143
NET ASSETS AT BEGINNING OF PERIOD	330,465,003,806	384,852,540,279	293,953,505,136
NET ASSETS AT END OF PERIOD	$ 403,967,579,497	$ 330,465,003,806	$ 384,852,540,279
UNIT TRANSACTIONS:
Units sold	1,598,300,000	1,757,900,000	1,652,950,000
Units redeemed	(1,577,850,000)	(1,729,600,000)	(1,633,250,000)
NET INCREASE (DECREASE)	20,450,000	28,300,000	19,700,000
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
Net asset value, beginning of period	$ 357.29	$ 429.22	$ 335.21	$ 296.82	$ 290.60
Income (loss) from investment operations:
Net investment income (loss) (a)	6.41	5.98	5.44	5.59	5.71
Net realized and unrealized gain (loss)	70.13	(71.78)	94.21	38.51	6.05
Total from investment operations	76.54	(65.80)	99.65	44.10	11.76
Net equalization credits and charges (a)	(0.01)	0.05	0.02	(0.03)	(0.06)
Less Distributions from:
Net investment income	(6.51)	(6.18)	(5.66)	(5.68)	(5.48)
Net asset value, end of period	$ 427.31	$ 357.29	$ 429.22	$ 335.21	$ 296.82
Total return (b)	21.45%	(15.53)%	29.79%	14.98%	4.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$403,967,579	$330,465,004	$384,852,540	$293,953,505	$274,259,440
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%	0.09%	0.09%	0.09%	0.10%
Total expenses (excluding Trustee earnings credit)	0.09%	0.09%	0.09%	0.09%	0.10%
Net expenses (c)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.56%	1.40%	1.36%	1.81%	2.03%
Portfolio turnover rate (d)	2%	2%	4%	2%	3%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Net of expenses waived by the Trustee.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Notes to Financial Statements
September 30, 2023

Note 1  — Organization
SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange (“NYSE”)  under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC (the “Sponsor”) and State Street Global Advisors Trust Company (the “Trustee”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the NYSE under the symbol “ICE.”
Note 2  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee (who is responsible for the preparation of the Trust's financial statements) in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Trust’s investments are valued at fair value each day that the NYSE is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2023

Note 2 — Summary of Significant Accounting Policies – (continued)
Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index,  the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2023

Note 2 — Summary of Significant Accounting Policies – (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2023

Note 2 — Summary of Significant Accounting Policies – (continued)
distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs and losses deferred due to wash sales.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2023 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2023.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year ended September 30, 2023, the Trustee reclassified $24,776,307,339  of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.
At September 30, 2023, the Trust had capital loss carryforwards that may be utilized to offset any future net realized capital gains as follows:
Non-Expiring — Short Term	$ 3,336,532,323
Non-Expiring — Long Term	15,219,109,584
As of September 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$467,633,517,883	$8,128,768,006	$71,854,400,142	$(63,725,632,136)

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2023

Note 2 — Summary of Significant Accounting Policies – (continued)
The tax character of distributions paid during the years ended September 30, 2023, 2022, and 2021 were as follows:
Distributions paid from:	2023	2022	2021
Ordinary Income	$6,037,265,137	$5,672,206,879	$4,958,580,733
As of September 30, 2023, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $0 and undistributed capital gain of $0.
Note 3  — Transactions with Affiliates of the Trustee and Sponsor
State Street Bank and Trust Company (“SSBT”), the parent of the Trustee, maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2023:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2023, the Adjustment Amount reduced the Trustee’s fee by $55,324,926. The Adjustment Amount included an excess of net transaction fees from processing orders of $6,788,133 and a Trustee earnings credit of $48,536,793.
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2024, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the years ended September 30, 2023, 2022 and 2021. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2023,  2022 and 2021, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the years ended September 30, 2023, 2022 and 2021. The Trust reimbursed the Sponsor for $446,722, $300,191 and $519,011 of legal fees for the years ended

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2023

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
September 30, 2023, 2022 and 2021, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at September 30, 2023 are listed in the Schedule of Investments.
Note 4  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2023

Note 4 — Unitholder Transactions – (continued)
Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the  common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.
Note 5  — Investment Transactions
For the year ended September 30, 2023, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $430,007,724,617, $422,214,360,877, $8,057,095,522, and $8,277,131,134, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $24,776,307,339.
Note 6  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value. For example, Russia’s recent launch of a large-scale invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; and a decline in the value and liquidity of Russian securities, properties, or interests. These sanctions as well as the potential for military escalation and other corresponding events, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian issuers.
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2023

Note 6 — Equity Investing and Market Risk – (continued)
global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.
An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets, liquidity constraints and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust’s investments have exposure to businesses that, as a result of COVID-19, have experienced a slowdown or temporary suspension in business activities. Additionally, governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruptions, will not be known for some time. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust’s portfolio will fluctuate over the entire life of the Trust.
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.
Note 7  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust
Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of SPDR S&P 500 ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P 500 ETF Trust (the "Trust") as of September 30, 2023, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2023, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2023 and the financial highlights for each of the five years in the period ended September 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2023
We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

SPDR S&P 500® ETF Trust
Other Information
September 30, 2023 (Unaudited)

For U.S. federal income tax purposes, the Trust reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
For the fiscal year ended September 30, 2023, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.
The Trust reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.

SPDR S&P 500® ETF Trust
Other Information  (continued)
September 30, 2023 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
Bid/Ask Price(1) vs Net Asset Value
As of September 30, 2023
	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2023	0	0	0	0	0	0
2022	0	0	0	0	0	0
2021	0	0	0	0	0	0
2020	0	0	0	0	0	0
2019	0	0	0	0	0	0
Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	21.45%	59.35%	204.30%
Return Based on Bid/Ask Price	21.50%	59.38%	204.24%
S&P 500® Index	21.62%	60.44%	208.21%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	21.45%	9.77%	11.77%
Return Based on Bid/Ask Price	21.50%	9.77%	11.77%
S&P 500® Index	21.62%	9.92%	11.91%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Iron Street
Boston, MA 02210
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210
SPDRAR